FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2007

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Advisors LLC

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 9, 2007

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
60

Form 13F Information Table Value Total:
$609,140,220

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS ADVISORS LLC
 FORM 13F
 September 30, 2007
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

ADVANCED MARKETING	COM  	00753T105        259	   32,328  	x      32,328
AIRBORNE INC.		COM	9269101   	  339,840	   48,000   x      48,000
AMERICAN NAT'L INS. CO	COM  	23645104  	1,211,159	    9,207   x       9,207
AMERICAN TEL & TEL    	COM  	030177109 	2,172,232	   51,341   x      51,341
ASTORIA FIN'L         	COM  	46265104	  787,782	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   24,994,626  	2,429,021  	x   2,429,021
AUTOLIV			COM	52800109	  645,599	   10,805	x      10,805
BANK OF AMERICA		COM	60505104	2,885,599	   57,402  	x      57,402
BRISTOL MYERS SQUIBB	COM  	110122108 34,558,172	1,199,104   x   1,199,104
CFS BANCORP			COM 	12525D102	2,563,925	  181,839  	x     181,839
CITIGROUP, INC		COM  	172967101	  579,455	   12,416  	x      12,416
CHEVRONTEXCO CORP.	COM  	166764100	3,242,453	   34,649	x      34,649
COMCAST CL. A		COM	20030N101	3,708,926	  153,388  	x     153,388
CNA FINANCIAL		COM  	126117100    450,607	   11,460  	x      11,460
DELMONTE FOODS		COM 	24522P103	  126,000	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	7,162,299	  478,443  	x     478,443
EXXON MOBIL CORP		COM  	30231G102	1,974,860	   21,336  	x      21,336
FIRST PLACE FIN'L		COM  	33610T109    372,358	   21,037  	x      21,037
FIRST NIAGARA FIN'L	COM	33582V108 15,488,358	1,094,584	x   1,094,584
FLUSHING FINANCIAL CORP	COM  	343873105 12,804,036	  762,145  	x     762,145
HOLOGIC              	COM 	436440101 52,569,678	  861,798  	x     861,798
IBM                    	COM  	459200101 11,949,868       101,442 	x     101,442
IDT CORP.              	COM  	448947101  4,771,737	2,605,245  	x   2,605,245
IDT CORP. CL. B		COM  448847309    1,027,292     122,735  	 x     122,735
KANSAS CITY SOUTHERN   	COM  485170302      870,842      27,070    x      27,070
KIRIN BREWERY LTD		COM  497350306      301,686	   23,100	 x	  23,100
KNIGHT TRADING         	COM  499063105      279,266	   23,350    x  	  23,350
LANDMARK SVGS. BK.     	COM  514928100    1,446,255	   53,565  	 x      53,565
MARSHALL & ISLEY		COM  571834100      511,846	   11,694	 x	  11,694
MAXXAM CORP.           	COM  577913106      301,003	   10,543    x  	  10,543
MERCK & CO.			COM  589331107   46,419,601	  898,038    x     898,038
MERITOR SVGS BK PA     	COM  590007100       79,800	   19,000    x      19,000
MEDQUIST			COM  584949101   12,726,836	1,083,135	 x   1,083,135
MEDCO HEALTH SOL.		COM  58405U102    2,118,741	   23,440  	 x 	  23,440
MONSANTO 			COM  66166W101    2,262,428	   26,387	 x	  26,387
MOTOROLA               	COM  620076109      222,360	   12,000    x	  12,000
NAM TAI ELEC.          	COM  629865205   16,459,456	1,308,383  	 x   1,308,383
NEW YORK COMMUNITY BANC	COM  649445103   72,598,938	3,810,968    x   3,810,968
NEW YORK MAGIC         	COM  629484106    4,171,135	  149,732    x     149,732
NEWMARKET GROUP		COM  651587107      655,465	   13,274	 x	  13,274
NOVARTIS ADR           	COM  66987V109   10,045,864	  182,785    x  	 182,785
NY TIMES CL A.		COM  650111107    2,252,561	  113,996	 x     113,996
OLD REPUBLIC           	COM  680223104   21,587,284   1,151,936    x   1,151,936
PHI INC. NON-VOTE      	COM  716604202    2,145,968      71,200  	 x	  71,200
PFIZER INC.            	COM  717081103   44,714,054	1,830,293    x   1,830,293
PROVIDENT BANCORP      	COM  74383A109   14,422,455	1,100,111    x   1,100,111
QUESTAR CORP.          	COM  748356102    1,239,708	   23,600    x      23,600
SCHERING PLOUGH		COM  806605101   62,439,541	1,974,061	 x   1,974,061
SEABOARD CORP.         	COM  811543107   38,608,080      19,698    x  	  19,698
SLM CORP.			COM  78443P106      312,921	    6,300  	 x	   6,300
SYMS CORP              	COM  871551107    8,439,215     428,995    x  	 428,995
TCF FIN'L              	COM  872275102	  669,265      25,564    x      25,564
TEMPLE INLAND          	COM  879868107      384,900       7,313    x       7,313
THREE COM			COM  885535104   20,769,884   4,204,430  	 x   4,204,430
TRAVELERS			COM	8937E109    6,448,428	  128,098	 x	 128,098
USEC INC.              	COM  90333E108	  337,331	   32,910    x  	  32,910
USB HOLDINGS		COM  902910108    1,966,164	   84,639	 x	  84,639
VIVENDI UNIVERSAL		COM  92851S204      662,344      15,736    x	  15,736
VOLVO                  	COM  928856400      303,625      17,500    x      17,500
WYETH                  	COM  983024100   25,577,850     574,138  	 x     574,138

TOTALS                                  609,140,220  29,828,401       29,828,401